Impairments and Disposal of Assets, Net (Details) $ in Millions	12 Months Ended
	May. 31, 2015 USD ($) Restaurant	May. 25, 2014 USD ($)	May. 26, 2013 USD ($)
Finite-Lived Intangible Assets [Line Items]
Long-lived asset impairment charges	$ 62.1	$ 16.4	$ 0.9
Asset impairment charges, net of tax	40.3	$ 10.1	$ 0.6
Restaurant impairments	34.1
Sale-leaseback restaurant impairments	$ 15.2
Olive Garden
Finite-Lived Intangible Assets [Line Items]
Number of restaurants impaired | Restaurant	9
Seasons 52
Finite-Lived Intangible Assets [Line Items]
Number of restaurants impaired | Restaurant	3